EMPLOYEE BENEFITS (Details Textuals) (State Pension Scheme and Central Provision Fund [Member], USD $)	12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2010
State Pension Scheme and Central Provision Fund [Member]
Pension and Other Postretirement Benefit Expense	$ 11,980,634	$ 8,661,442	$ 6,378,917